Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	88 Months Ended		90 Months Ended	120 Months Ended
		Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024 [2]	Jul. 31, 2024 [4]	Jul. 31, 2024 [3]	Jul. 31, 2024
American Funds Short-Term Tax-Exempt Bond Fund® Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Short-Term Tax-Exempt Bond Fund — Class R-6
Average Annual Return, Percent	[1]	4.00%	1.15%	1.43%
American Funds Short-Term Tax-Exempt Bond Fund® Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Short-Term Tax-Exempt Bond Fund — Class F-3
Average Annual Return, Percent	[1]	4.00%	1.15%			1.44%
American Funds Short-Term Tax-Exempt Bond Fund® Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Short-Term Tax-Exempt Bond Fund — Class F-2
Average Annual Return, Percent	[1]	3.93%	1.08%				1.11%
American Funds Short-Term Tax-Exempt Bond Fund® Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Short-Term Tax-Exempt Bond Fund — Class F-1
Average Annual Return, Percent	[1]	3.60%	0.77%				0.82%
American Funds Short-Term Tax-Exempt Bond Fund® - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	American Funds Short-Term Tax-Exempt Bond Fund — Class T (with sales charge)
Average Annual Return, Percent	[1]	1.39%	0.61%		1.01%
American Funds Short-Term Tax-Exempt Bond Fund® - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	American Funds Short-Term Tax-Exempt Bond Fund — Class A (with sales charge)
Average Annual Return, Percent	[1]	1.23%	0.45%				0.78%
Without Sales Load [Member] | American Funds Short-Term Tax-Exempt Bond Fund® - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	American Funds Short-Term Tax-Exempt Bond Fund — Class T(without sales charge)
Average Annual Return, Percent	[1]	3.97%	1.12%		1.36%
Without Sales Load [Member] | American Funds Short-Term Tax-Exempt Bond Fund® - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	American Funds Short-Term Tax-Exempt Bond Fund — Class A(without sales charge)
Average Annual Return, Percent	[1]	3.81%	0.96%				1.03%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]	Bloomberg Municipal Bond Index
Average Annual Return, Percent	[5]	3.74%	1.18%	2.40%	2.24%	2.39%	2.47%
Bloomberg Municipal Short 1 5 Years Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]	Bloomberg Municipal Short 1-5 Years Index
Average Annual Return, Percent	[5]	3.34%	1.02%	1.42%	1.38%	1.45%	1.29%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class R-6 shares were first offered on March 17, 2017.
[3]	Class F-3 shares were first offered on January 27, 2017.
[4]	Class T shares were first offered on April 7, 2017.
[5]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.